NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 100,968	$ (302,863)	$ (302,863)	$ (244,589)
Foreign currency translation gain	258,430	$ 114,817	403,831	(58,274)
Ending balance	$ 359,398		$ 100,968	$ (302,863)